FAIR VALUE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Fair Value Hierarchy—The following table summarizes the assets and liabilities carried at fair value on a recurring basis, by class and level:

	March 31, 2016					December 31, 2015
	Level 1	Level 2	Level 3	NAV	Estimated Fair Value	Level 1	Level 2	Level 3	NAV	Estimated Fair Value
	(In thousands)					(In thousands)
Assets
Investments:
Credit Funds	$—	$—	$—	$31,977	$31,977	$—	$—	$—	$31,411	$31,411
Structured products & other	—	1,558	43,812	—	45,370	—	1,768	37,517	—	39,285
Subtotal	—	1,558	43,812	31,977	77,347	—	1,768	37,517	31,411	70,696
Consolidated Entities:
Loans (1)	—	1,052,484	292,559	—	1,345,043	—	1,067,539	281,868	—	1,349,407
Structured products & other	—	802	1,118	—	1,920	—	840	1,156	—	1,996
Total Consolidated Entities	—	1,053,286	293,677	—	1,346,963	—	1,068,379	283,024	—	1,351,403
Total Assets	$—	$1,054,844	$337,489	$31,977	$1,424,310	$—	$1,070,147	$320,541	$31,411	$1,422,099
Liabilities
Contingent liabilities	$—	$—	$8,142	$—	$8,142	$—	$—	$8,338	$—	$8,338
Total Liabilities	$—	$—	$8,142	$—	$8,142	$—	$—	$8,338	$—	$8,338

Explanatory Note:
______________________________

(1)	As of both March 31, 2016 and December 31, 2015, the total aggregate unpaid principal balance of loans was $1.4 billion .See Note 9 for total contractual principal amounts.

Changes in Level 3 Recurring Fair Value Measurements—The following tables summarize by class the changes in financial assets and liabilities measured at fair value classified within Level 3 of the valuation hierarchy. Net realized and unrealized gains (losses) for Level 3 financial assets and liabilities measured at fair value are included in the Consolidated Statements of Operations.

	Level 3 Financial Assets
	For the Three Months Ended March 31, 2016
	Investments		Investment Assets of Consolidated Entities
	Structured Products & Other	Total	Loans	Structured Products & Other	Total
	(In thousands)
Estimated fair value, beginning of period	$37,517	$37,517	$281,868	$1,156	$283,024
Transfers into Level 3 (1)	—	—	95,421	—	95,421
Transfers out of Level 3 (2)	—	—	(84,551)	—	(84,551)
Net realized/unrealized gains (losses) (3)	(1,307)	(1,307)	(933)	(38)	(971)
Purchases (3)	15,721	15,721	24,480	—	24,480
Sales (3)	(8,000)	(8,000)	(9,899)	—	(9,899)
Settlements (3)	(119)	(119)	(13,827)	—	(13,827)
Estimated fair value, end of period	$43,812	$43,812	$292,559	$1,118	$293,677
Change in unrealized gains (losses) for the period for the assets held as of the end of the period	$(213)	$(213)	$(1,967)	$(38)	$(2,005)

	Level 3 Financial Assets
	For the Three Months Ended March 31, 2015
	Investments			Investment Assets of Consolidated Entities
	Loans	Structured Products & Other	Total	Loans	Corporate Bonds	Structured Products & Other	Total
	(In thousands)
Estimated fair value, beginning of period	$967	$7,604	$8,571	$2,517,887	$478	$69,973	$2,588,338
Transfers into Level 3 (1)	—	—	—	2,327	—	—	2,327
Transfers out of Level 3 (2) (3)	—	—	—	(8,477)	—	—	(8,477)
Transfers in (out) due to deconsolidation (2)(3)	—	23,614	23,614	(2,476,625)	(478)	(67,383)	(2,544,486)
Net realized/unrealized gains (losses) (3)	—	(197)	(197)	497	—	(101)	396
Purchases (3)	—	7,138	7,138	26,643	—	2,188	28,831
Sales (3)	—	(5,296)	(5,296)	(11,336)	—	—	(11,336)
Settlements (3)	—	—	—	(5,933)	—	—	(5,933)
Estimated fair value, end of period	$967	$32,863	$33,830	$44,983	$—	$4,677	$49,660
Change in unrealized gains (losses) for the period for the assets held as of the end of the period	$—	$3	$3	$82	$—	$(101)	$(19)

Explanatory Notes:
______________________________

(1)
Transfers in represent loans currently valued by a third-party pricing service using composite prices determined using less than two quotes, an internally developed pricing model or broker quotes and that were previously marked by a third-party pricing service using composite prices determined from two or more quotes.

(2)
Transfers out represent loans previously valued by an internally developed pricing model, broker quotes, or a third-party pricing service using composite prices determined using less than two quotes and are now being marked by a third-party pricing service using composite prices determined from two or more quotes.

(3)
The adoption of ASU 2015-02 was applied on a modified retrospective basis. Transfers out, net realized/unrealized gains (losses), purchases, sales and settlements for the three months ended March 31, 2015 reflect the deconsolidation of CLOs as of January 1, 2015.

	Level 3 Financial Liabilities
	For the Three Months Ended March 31, 2016		For the Three Months Ended March 31, 2015
	Contingent Liabilities	Total	Contingent Liabilities	Long-term Debt of Consolidated Entities	Total
	(In thousands)
Estimated fair value, beginning of period	$8,338	$8,338	$12,668	$12,049,034	$12,061,702
Transfer in due to consolidation (2)(3)	—	—	—	(12,049,034)	(12,049,034)
Net realized/unrealized (gains) losses (2)	364	364	713	—	713
Settlements (2)(4)	(560)	(560)	(1,558)	—	(1,558)
Estimated fair value, end of period	$8,142	$8,142	$11,823	$—	$11,823
Change in unrealized gains (losses) for the period for the liabilities outstanding as of the end of the period	$364	$364	$713	$—	$713

Explanatory Notes:
__________________________

(1)
Represents the Company's sales of its residual interests in the Consolidated CLOs. The sale removes the requirement to consolidate the CLOs, therefore, debt and/or subordinated notes of the CLOs are no longer eliminated in consolidation.

(2)
The adoption of ASU 2015-02 was applied on a modified retrospective basis. Transfers out, net realized/unrealized gains (losses), purchases, sales and settlements for the three months ended March 31, 2015 reflect the deconsolidation of CLOs as of January 1, 2015.

(3)	Pursuant to the adoption of ASU 2014-13, the Long-term Debt of Consolidated Entities have been remeasured in accordance with the new guidance.

(4)	For Contingent Liabilities, amount represents payments made and due related to the contingent liabilities from the merger with Legacy CIFC (Note 8).

Fair Value Methodologies of Financial Instruments

The following is a description of the Company's valuation methodologies for financial instruments measured at fair value by class as required by ASC Topic 820, including the general classification of such instruments pursuant to the valuation hierarchy.

Credit Funds—Amounts include the Company's investment in unconsolidated credit funds where the Company co-invests with third-party investors. The fair value of investments in credit funds are generally determined based on the Company's proportionate share of the net asset value ("NAV") of the fund. Investors in the Company’s open-ended credit funds may redeem their interests, at any time, within 30 days after notice. Investors in the Company’s closed-end credit funds generally cannot redeem. The Company estimates that closed-end funds are expected to liquidate over 2 to 5 years. The Company has no unfunded commitments in its open-ended and closed-end credit funds. The Company's investments in credit funds have been excluded from the fair value hierarchy table.

Loans—Loans are generally valued via a third-party pricing service. The value represents a composite of the mid-point in the bid-ask spread of broker quotes or is based on the composite price of a different tranche of the same or similar security if broker quotes are unavailable for the specific tranche the Company owns. The third-party pricing service provides the number of quotes used in determining the composite price, a factor that the Company uses in determining the observability level of the inputs to the composite price. When the fair value of the loan investments is based on a composite price determined using two or more quotes the composite price is considered to be based on significant observable inputs and classified as Level 2 within the fair value hierarchy. When the fair value of certain loan investments is based on a composite price determined using less than two quotes, the composite price is considered to be based on significant unobservable inputs. In these instances, the Company performs certain procedures on a sample basis to determine that composite prices approximate fair market value. Alternative methodologies are used to value the loans such as a comparable company pricing model (an internally developed model using composite or other observable comparable market inputs) or an internally developed model using data including unobservable market inputs. Accordingly, loans valued using alternative methodologies are classified as Level 3 within the fair value hierarchy.

Structured Products & Other—Structured Products and Other primarily represents the fair value of investments in CIFC and third-party managed CLOs and warehouses. These assets are generally valued via a third-party pricing service. The inputs to the valuation include recent trade information, discount rates, forward yield curves, and loan level information (including loan loss, recovery and default rates, prepayment speeds and other security specific information obtained from the trustee and other service providers related to the product being valued). Although the inputs used in the third-party pricing service's valuation model are generally obtained from active markets, the third-party pricing service does not provide a detailed analysis for each security valued. The Company performs certain procedures on a sample basis to determine that prices approximate fair market value. When a value from a third-party pricing service is unavailable, the value may be based on an internally developed discounted cash flow model which includes unobservable market inputs or by broker quote.  Inputs to the internally developed model include the structure of the product being valued, estimates related to loan default, recovery and discount rates. Accordingly these assets are classified as Level 3 within the fair value hierarchy.

In addition, included in Structured Products and Other are (i) equity securities not listed for trading on a national exchange ("Non-listed Equity Securities") received on certain loan restructurings within our portfolio and (ii) on occasion, warehouse total return swaps ("TRS," Note 6). Similar to the fair value of loans, Non-listed Equity Securities are valued using a third-party pricing service. When the fair value of a Non-listed Equity Security is determined using two or more quotes, it is classified as Level 2 within the fair value hierarchy, and when the fair value is determined using less than two quotes, it is classified as Level 3 within the fair value hierarchy. The fair value of a warehouse TRS is calculated as the sum of (i) the change in fair value of the reference obligations (SSCLs are valued at a composite of the mid-point in the bid-ask spread of broker quotes) since they became reference obligations, (ii) net realized gains (losses) on reference obligations sold during the period and (iii) interest income earned on the reference obligations, less an amount equal to LIBOR plus an agreed upon margin on the outstanding notional amount of the reference obligations. The warehouse TRS values are classified as Level 2 within the fair value hierarchy.

 Contingent Liabilities—The fair value of contingent liabilities is based on a discounted cash flow model. The model is based on projections of the relevant future management fee cash flows and utilizes both observable and unobservable inputs in the determination of fair value. Significant inputs to the valuation model include the structure of the underlying CLO and estimates related to loan default, recovery and discount rates.  Contingent liabilities are classified as Level 3 within the fair value hierarchy.

 Long-Term Debt of the Consolidated CLOs & Warehouses—Long-term debt of the Consolidated CLOs and warehouses consists of debt and subordinated notes of the Consolidated CLOs and warehouses. Financial liabilities are measured as: (1) the sum of the fair value of the financial assets and the carrying value of any non-financial assets that are incidental to the operations of the CLOs less (2) the sum of the fair value of any beneficial interests retained by the reporting entity (other than those that represent compensation for services) and the Company’s carrying value of any beneficial interests that represent compensation for services.

Quantitative Information about Level 3 Assets & Liabilities

The disclosure provided below provides quantitative information about the significant unobservable inputs used in the valuation of the contingent liabilities of Legacy CLOs (see Note 9).

	March 31, 2016			March 31, 2016	December 31, 2015	Impact of Increase in Input on Fair Value Measurement (1)
Financial Liabilities	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Input	Range	Range
Contingent Liabilities	$8,142	Discounted cash flows	Discount rate (2)	8.1%-13.0%	6.7%-12.0%	Decrease
			Default rate (3)	2.0%	2.0%	Decrease
			Recovery rate (3)	70%	70%	Increase
			Pre-payment rate (3)	25%	40%	Decrease
			Reinvestment spread of assets above LIBOR	3.3%-4.0%	3.0-3.8%	Increase
			Reinvestment price of assets	100.0	100.0	Increase

Explanatory Notes:
____________________________

(1)	The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2)
The discount rate varies by type of management fee (senior management fee, subordinated management fee, or incentive fee), the priority of that management fee in the waterfall of the CLO and the relative risk associated with the respective management fee cash flow projections. Amounts are presented as a spread over LIBOR.

(3)	Generally an increase in the default rate would be accompanied by a directionally opposite change in assumption for the recovery and pre-payment rates.

Carrying Value and Estimated Fair Value of Financial Assets and Liabilities

The Company has not elected the fair value option for certain financial liabilities. A summary of the carrying value and estimated fair value of those liabilities are as follows:

	As of March 31, 2016		As of December 31, 2015
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(In thousands)
Financial liabilities:
Long-term debt:
Junior Subordinated Notes (1)	$118,282	$52,549	$118,259	$57,371
Senior Notes (2)	$37,955	$40,000	$37,902	$40,000

Explanatory Note:
________________________________

(1)
The Junior Subordinated Notes include both the March and October Junior Subordinated Notes (Note 9). The estimated fair values of the Junior Subordinated Notes were determined using a discounted cash flow model which utilizes significant unobservable inputs, including discount rates, yield and forward LIBOR curve assumptions.  This methodology is classified as Level 3 within the fair value hierarchy.

(2)	On November 2, 2015, the Company issued $40.0 million par value of Senior Notes which are publicly registered and fair valued using the issuance price.

The carrying value of all of the following approximate the fair value of the financial instruments and are considered Level 1 in the fair value hierarchy: cash and cash equivalents, restricted cash and cash equivalents, receivables and due to brokers. In addition, amounts in the Consolidated Entities related to, restricted cash and cash equivalents, due from brokers, receivables and due to brokers also approximate the fair value of the instruments and are all considered Level 1 in the fair value hierarchy.

Investments of the Consolidated Entities are diversified over multiple industries. In addition, applicable agreements governing CLOs and warehouses outline industry concentration limits. Management does not believe the Company has any significant concentration risks.

Fair Value
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Fair Value Hierarchy—The following table summarizes the assets and liabilities carried at fair value on a recurring basis, by class and level:

CIFC LLC	December 31, 2015					December 31, 2014
	Level 1	Level 2	Level 3	NAV	Estimated Fair Value	Level 1	Level 2	Level 3	NAV	Estimated Fair Value
	(In thousands)					(In thousands)
Assets
Investments:
Credit Funds (1)	$—	$—	$—	$31,411	$31,411	$—	$—	$—	$27,169	$27,169
Loans	—	—	—	—	—	—	2,959	967	—	3,926
Structured products & other	—	1,768	37,517	—	39,285	—	—	7,604	—	7,604
Subtotal	—	1,768	37,517	31,411	70,696	—	2,959	8,571	27,169	38,699
Consolidated Entities:
Loans (2)	—	1,067,539	281,868	—	1,349,407	—	9,184,488	2,517,887	—	11,702,375
Corporate bonds	—	—	—	—	—	—	—	478	—	478
Structured products & other	—	840	1,156	—	1,996	—	—	69,973	—	69,973
Total Consolidated Entities	—	1,068,379	283,024	—	1,351,403	—	9,184,488	2,588,338	—	11,772,826
Total Assets	$—	$1,070,147	$320,541	$31,411	$1,422,099	$—	$9,187,447	$2,596,909	$27,169	$11,811,525
Liabilities
Contingent liabilities	$—	$—	$8,338	$—	$8,338	$—	$—	$12,668	$—	$12,668
Consolidated Entities:
Long-term debt (2)	—	—	—	—	—	—	—	12,049,034	—	12,049,034
Total Consolidated Entities	—	—	—	—	—	—	—	12,049,034	—	12,049,034
Total Liabilities	$—	$—	$8,338	$—	$8,338	$—	$—	$12,061,702	$—	$12,061,702

CIFC Corp.	December 31, 2015					December 31, 2014
	Level 1	Level 2	Level 3	NAV	Estimated Fair Value	Level 1	Level 2	Level 3	NAV	Estimated Fair Value
	(In thousands)					(In thousands)
Assets
Investments:
Credit Funds (1)	$—	$—	$—	$—	$—	$—	$—	$—	$27,169	$27,169
Loans	—	—	—	—	—	—	2,959	967	—	3,926
Structured products & other	—	—	739	—	739	—	—	7,604	—	7,604
Subtotal	—	—	739	—	739	—	2,959	8,571	27,169	38,699
Consolidated Entities:
Loans (2)	—	—	—	—	—	—	9,184,488	2,517,887	—	11,702,375
Corporate bonds	—	—	—	—	—	—	—	478	—	478
Structured products & other	—	—	—	—	—	—	—	69,973	—	69,973
Total Consolidated Entities	—	—	—	—	—	—	9,184,488	2,588,338	—	11,772,826
Total Assets	$—	$—	$739	$—	$739	$—	$9,187,447	$2,596,909	$27,169	$11,811,525
Liabilities
Contingent liabilities	$—	$—	$8,338	$—	8,338	$—	$—	$12,668	$—	$12,668
Consolidated Entities:
Long-term debt (2)	—	—	—	—	—	—	—	12,049,034	—	12,049,034
Total Consolidated Entities	—	—	—	—	—	—	—	12,049,034	—	12,049,034
Total Liabilities	$—	$—	$8,338	$—	$8,338	$—	$—	$12,061,702	$—	$12,061,702

Explanatory Note:
______________________________

(1)	Pursuant to the adoption of ASU 2015-07, disclosure of assets measured at NAV as a practical expedient in the fair value hierarchy is no longer required.

(2)
As of December 31, 2015 and 2014, the total aggregate unpaid principal balance of loans was $1.4 billion and $12.0 billion, respectively. See Note 11 for total contractual principal amounts. As of December 31, 2015, Long-term debt of the Consolidated VIEs was no longer measured using a third-party pricing service due to the adoption of ASU 2014-13 (Note 3).

Changes in Level 3 Recurring Fair Value Measurements—The following tables summarize by class the changes in financial assets and liabilities measured at fair value classified within Level 3 of the valuation hierarchy. Net realized and unrealized gains (losses) for Level 3 financial assets and liabilities measured at fair value are included in the Consolidated Statements of Operations.

CIFC LLC	Level 3 Financial Assets
	For the Year Ended December 31, 2015
	Investments			Investment Assets of Consolidated Entities
	Loans	Structured Products & Other	Total	Loans	Corporate Bonds	Structured Products & Other	Total
	(In thousands)
Estimated fair value, beginning of period	$967	$7,604	$8,571	$2,517,887	$478	$69,973	$2,588,338
Transfers into Level 3 (1)	—	—	—	51,012	—	—	51,012
Transfers out of Level 3 (2)	—	—	—	(69,435)	—	(1,803)	(71,238)
Transfers in due to consolidation or acquisition	—	—	—	143,856	—	—	143,856
Transfers out due to consolidation or acquisition	—	(12,546)	(12,546)	—	—	—	—
Transfers in (out) due to deconsolidation (2)(3)	—	23,614	23,614	(2,476,625)	(478)	(67,383)	(2,544,486)
Transfers between classes	—	(2,613)	(2,613)	—	—	2,613	2,613
Net realized/unrealized gains (losses) (3)	33	(6,828)	(6,795)	(16,747)	—	(143)	(16,890)
Purchases (3)	990	63,060	64,050	246,256	—	1,129	247,385
Sales (3)	(1,990)	(28,715)	(30,705)	(95,305)	—	(3,230)	(98,535)
Settlements (3)	—	(6,059)	(6,059)	(19,031)	—	—	(19,031)
Estimated fair value, end of period	$—	$37,517	$37,517	$281,868	$—	$1,156	$283,024
Change in unrealized gains (losses) for the period for the assets held as of the end of the period	$—	$(5,689)	$(5,689)	$(4,875)	$—	$(163)	$(5,038)

CIFC Corp.	Level 3 Financial Assets
	For the Year Ended December 31, 2015
	Investments			Investment Assets of Consolidated Entities
	Loans	Structured Products & Other	Total	Loans	Corporate Bonds	Structured Products & Other	Total
	(In thousands)
Estimated fair value, beginning of period	$967	$7,604	$8,571	$2,517,887	$478	$69,973	$2,588,338
Transfers into Level 3 (1)	—	—	—	51,012	—	—	51,012
Transfers out of Level 3 (2)	—	—	—	(69,435)	—	(1,803)	(71,238)
Transfers in due to consolidation or acquisition	—	—	—	143,856	—	—	143,856
Transfers out due to consolidation or acquisition	—	(12,546)	(12,546)	—	—	—	—
Transfers in (out) due to deconsolidation (2)(3)	—	23,614	23,614	(2,476,625)	(478)	(67,383)	(2,544,486)
Transfers between classes	—	(2,613)	(2,613)	—	—	2,613	2,613
Net realized/unrealized gains (losses) (3)	33	(6,828)	(6,795)	(16,747)	—	(143)	(16,890)
Purchases (3)	990	63,060	64,050	246,256	—	1,129	247,385
Sales (3)	(1,990)	(28,715)	(30,705)	(95,305)	—	(3,230)	(98,535)
Settlements (3)	—	(6,059)	(6,059)	(19,031)	—	—	(19,031)
Reorganization Transaction - Transfers out to CIFC LLC	$—	$(36,778)	$(36,778)	$(281,868)	$—	$(1,156)	$(283,024)
Estimated fair value, end of period	$—	$739	$739	$—	$—	$—	$—
Change in unrealized gains (losses) for the period for the assets held as of the end of the period	$—	$(78)	$(78)	$—	$—	$—	$—

CIFC LLC and CIFC Corp.	Level 3 Financial Assets
	For the Year Ended December 31, 2014
	Investments			Investment Assets of Consolidated Entities
	Loans	Structured Products & Other	Total	Loans	Corporate Bonds	Structured Products & Other	Total
	(In thousands)
Estimated fair value, beginning of period	$510	$—	$510	$1,706,290	$16,220	$93,516	$1,816,026
Transfers into Level 3 (1)	—	—	—	355,793	—	—	355,793
Transfers out of Level 3 (2) (3)	—	—	—	(296,059)	—	—	(296,059)
Transfers in due to consolidation or acquisition	1,008	—	1,008	32,523	—	5,321	37,844
Transfers between classes	(498)	—	(498)	498	—	—	498
Net realized/unrealized gains (losses) (3)	(53)	(311)	(364)	(55,695)	350	9,136	(46,209)
Purchases (3)	—	7,915	7,915	1,884,265	—	1,910	1,886,175
Sales (3)	—	—	—	(412,444)	(16,092)	(19,022)	(447,558)
Settlements (3)	—	—	—	(697,284)	—	(20,888)	(718,172)
Estimated fair value, end of period	$967	$7,604	$8,571	$2,517,887	$478	$69,973	$2,588,338
Change in unrealized gains (losses) for the period for the assets held as of the end of the period	$(23)	$(311)	$(334)	$(46,579)	$(28)	$679	$(45,928)

Explanatory Notes:
______________________________

(1)
Transfers in represent loans currently valued by a third-party pricing service using composite prices determined using less than two quotes, an internally developed pricing model or broker quotes and that were previously marked by a third-party pricing service using composite prices determined from two or more quotes.

(2)
Transfers out represent loans previously valued by an internally developed pricing model, broker quotes, or a third-party pricing service using composite prices determined using less than two quotes and are now being marked by a third-party pricing service using composite prices determined from two or more quotes.

(3)
The adoption of ASU 2015-02 was applied on a modified retrospective basis. Transfers out for the year ended December 31, 2015 reflect the deconsolidation of CLOs as of January 1, 2015. Net realized/unrealized gains (losses), purchases, sales and settlements for the twelve months ended December 31, 2015, also reflect the deconsolidation.

CIFC LLC and CIFC Corp.	Level 3 Financial Liabilities
	For the Year Ended December 31, 2015			For the Year Ended December 31, 2014
	Contingent Liabilities	Long-term Debt of Consolidated Entities	Total	Contingent Liabilities	Long-term Debt of Consolidated Entities	Total
	(In thousands)
Estimated fair value, beginning of period	$12,668	$12,049,034	$12,061,702	$16,961	$10,484,975	$10,501,936
Sale of investments in Consolidated CLOs (1)	—	—	—	—	20,601	20,601
Transfer in due to consolidation	—	—	—	—	101,694	101,694
Transfer out due to deconsolidation or sale (2)(3)	—	(12,049,034)	(12,049,034)	—	—	—
Net realized/unrealized (gains) losses (2)	2,210	—	2,210	2,932	8,995	11,927
Purchases (2)	—	—	—	—	70,567	70,567
Issuances (2)	—	—	—	—	4,526,984	4,526,984
Settlements (2)(4)	(6,540)	—	(6,540)	(7,225)	(3,164,782)	(3,172,007)
Estimated fair value, end of period	$8,338	$—	$8,338	$12,668	$12,049,034	$12,061,702
Change in unrealized gains (losses) for the period for the liabilities outstanding as of the end of the period	$2,210	$—	$2,210	$2,932	$230,011	$232,943

Explanatory Notes:
__________________________

(1)
Represents the Company's sales of its residual interests in the Consolidated CLOs. The sale removes the requirement to consolidate the CLOs, therefore, debt and/or subordinated notes of the CLOs are no longer eliminated in consolidation.

(2)
The adoption of ASU 2015-02 was applied on a modified retrospective basis. Transfers out for the year ended December 31, 2015 reflect the deconsolidation of CLOs as of January 1, 2015. Net realized/unrealized gains (losses), purchases, sales and settlements for the twelve months ended December 31, 2015, also reflect the deconsolidation.

(3)	Pursuant to the adoption of ASU 2014-13, the Long-term Debt of Consolidated Entities have been remeasured in accordance with the new guidance. (See Note 3 for details).

(4)	For Contingent Liabilities, amount represents payments made and due related to the contingent liabilities from the merger with Legacy CIFC (Note 10).

Fair Value Methodologies of Financial Instruments

The following is a description of the Company's valuation methodologies for financial instruments measured at fair value by class as required by ASC Topic 820, including the general classification of such instruments pursuant to the valuation hierarchy.

Credit Funds—Amounts include the Company's investment in unconsolidated credit funds where the Company co-invests with third-party investors. The fair value of investments in credit funds are generally determined based on the Company's proportionate share of the net asset value ("NAV") of the fund. Investors in the Company’s open-ended credit funds may redeem their interests, at any time, within 30 days after notice. Investors in the Company’s closed-end credit funds generally cannot redeem. The Company estimates that closed-end funds are expected to liquidate over 2 to 5 years. The Company has no unfunded commitments in its open-ended and closed-end credit funds. Pursuant to the adoption of ASU 2015-07, the Company's investments in credit funds have been excluded from the fair value hierarchy table. See Note 3.

Loans—Loans are generally valued via a third-party pricing service. The value represents a composite of the mid-point in the bid-ask spread of broker quotes or is based on the composite price of a different tranche of the same or similar security if broker quotes are unavailable for the specific tranche the Company owns. The third-party pricing service provides the number of quotes used in determining the composite price, a factor that the Company uses in determining the observability level of the inputs to the composite price. When the fair value of the loan investments is based on a composite price determined using two or more quotes the composite price is considered to be based on significant observable inputs and classified as Level 2 within the fair value hierarchy. When the fair value of certain loan investments is based on a composite price determined using less than two quotes, the composite price is considered to be based on significant unobservable inputs. In these instances, the Company performs certain procedures on a sample basis to determine that composite prices approximate fair market value. Alternative methodologies are used to value the loans such as a comparable company pricing model (an internally developed model using composite or other observable comparable market inputs) or an internally developed model using data including unobservable market inputs. Accordingly, loans valued using alternative methodologies are classified as Level 3 within the fair value hierarchy.

Corporate Bonds—Corporate bonds are generally valued via a third-party pricing service.  The inputs to the valuation include recent trades, discount rates and forward yield curves. Although the valuation model inputs used by third-party pricing services are generally obtained from active markets and are observable, third-party pricing services do not provide sufficient visibility into their pricing models. When a value is unavailable, the Company uses an internally developed discounted cash flow model that includes unobservable market inputs or broker quotes.  Accordingly corporate bonds are classified as Level 3 within the fair value hierarchy.

Structured Products & Other—Structured Products and Other primarily represents the fair value of investments in CIFC and third-party managed CLOs and warehouses. These assets are generally valued via a third-party pricing service. The inputs to the valuation include recent trade information, discount rates, forward yield curves, and loan level information (including loan loss, recovery and default rates, prepayment speeds and other security specific information obtained from the trustee and other service providers related to the product being valued). Although the inputs used in the third-party pricing service's valuation model are generally obtained from active markets, the third-party pricing service does not provide a detailed analysis for each security valued. The Company performs certain procedures on a sample basis to determine that prices approximate fair market value. When a value from a third-party pricing service is unavailable, the value may be based on an internally developed discounted cash flow model which includes unobservable market inputs or by broker quote.  Inputs to the internally developed model include the structure of the product being valued, estimates related to loan default, recovery and discount rates. Accordingly these assets are classified as Level 3 within the fair value hierarchy. The adoption of ASU 2015-02, resulted in the deconsolidation of 30 CLOs and the Senior Secured Corporate Loan fund on a modified retrospective basis (as of January 1, 2015). As of December 31, 2015, the Company consolidated 2 CLOs, and 2 credit funds.

In addition, included in Structured Products and Other are (i) equity securities not listed for trading on a national exchange ("Non-listed Equity Securities") received on certain loan restructurings within our portfolio and (ii) on occasion, warehouse total return swaps ("TRS", Note 7). Similar to the fair value of loans, Non-listed Equity Securities are valued using a third-party pricing service. When the fair value of a Non-listed Equity Security is determined using two or more quotes, it is classified as Level 2 within the fair value hierarchy, and when the fair value is determined using less than two quotes, it is classified as Level 3 within the fair value hierarchy. The fair value of a warehouse TRS is calculated as the sum of (i) the change in fair value of the reference obligations (SSCLs are valued at a composite of the mid-point in the bid-ask spread of broker quotes) since they became reference obligations, (ii) net realized gains (losses) on reference obligations sold during the period and (iii) interest income earned on the reference obligations, less an amount equal to LIBOR plus an agreed upon margin on the outstanding notional amount of the reference obligations. The warehouse TRS values are classified as Level 2 within the fair value hierarchy.

 Contingent Liabilities—The fair value of contingent liabilities is based on a discounted cash flow model. The model is based on projections of the relevant future management fee cash flows and utilizes both observable and unobservable inputs in the determination of fair value. Significant inputs to the valuation model include the structure of the underlying CLO and estimates related to loan default, recovery and discount rates.  Contingent liabilities are classified as Level 3 within the fair value hierarchy.

 Long-Term Debt of the Consolidated CLOs & Warehouses—Long-term debt of the Consolidated CLOs and warehouses consists of debt and subordinated notes of the Consolidated CLOs and warehouses. Prior to the adoption of ASU 2014-13, the fair value of the debt and subordinated notes of the Consolidated CLOs or warehouses were valued via a third-party pricing service. The inputs to the valuation included recent trade information, discount rates, forward yield curves, and loan level information (including loan loss, recovery and default rates, prepayment speeds and other security specific information obtained from the trustee and other service providers related to the product being valued). Although the inputs used in the third-party pricing service's valuation model were generally obtained from active markets, the third-party pricing service does not provide a detailed analysis for each security valued. The Company performed certain procedures on a sample basis to determine that prices approximated fair market value. When a value from a third-party pricing service was unavailable, the value was based on an internally developed discounted cash flow model which included unobservable market inputs or by broker quote.  Inputs to the internally developed model included the structure of the product being valued, estimates related to loan default, recovery and discount rates. Accordingly, the fair value of the debt and subordinated notes of the Consolidated CLOs or Warehouses were classified as Level 3 within the fair value hierarchy.

Pursuant to the adoption ASU 2014-13, the fair value of the financial liabilities are no longer measured using a third party pricing service and are excluded from the fair value hierarchy. Financial liabilities are measured as: (1) the sum of the fair value of the financial assets and the carrying value of any non-financial assets that are incidental to the operations of the CLOs less (2) the sum of the fair value of any beneficial interests retained by the reporting entity (other than those that represent compensation for services) and the Company’s carrying value of any beneficial interests that represent compensation for services (Note 3).

Quantitative Information about Level 3 Assets & Liabilities

The disclosure provided below provides quantitative information about the significant unobservable inputs used in the valuation of the contingent liabilities of Legacy CLOs (see Note 10).

	December 31, 2015			December 31, 2015	December 31, 2014	Impact of Increase in Input on Fair Value Measurement (1)
Financial Liabilities	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Input	Range	Range
Contingent Liabilities	$8,338	Discounted cash flows	Discount rate (2)	6.7% -12.0%	1.2%-12.5%	Decrease
			Default rate (3)	2.0%	2.0%	Decrease
			Recovery rate (3)	70%	70%	Increase
			Pre-payment rate (3)	40%	35-40%	Decrease
			Reinvestment spread of assets above LIBOR	3.0% -3.8%	3.0-3.8%	Increase
			Reinvestment price of assets	100.0	100.0	Increase

Explanatory Notes:
____________________________

(1)	The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2)
The discount rate varies by type of management fee (senior management fee, subordinated management fee, or incentive fee), the priority of that management fee in the waterfall of the CLO and the relative risk associated with the respective management fee cash flow projections. Amounts are presented as a spread over LIBOR.

(3)	Generally an increase in the default rate would be accompanied by a directionally opposite change in assumption for the recovery and pre-payment rates.

Carrying Value and Estimated Fair Value of Financial Assets and Liabilities

The Company has not elected the fair value option for certain financial liabilities. A summary of the carrying value and estimated fair value of those liabilities are as follows:

	As of December 31, 2015		As of December 31, 2014
	Carrying Value	Estimated Fair Value	Carrying Value (3)	Estimated Fair Value
	(In thousands)
Financial liabilities:
Long-term debt:
Junior Subordinated Notes (1)(3)	$118,259	$57,371	$118,170	$57,314
Senior Notes (2)(3)	$37,902	$40,000	n/a	n/a

Explanatory Note:
________________________________

(1)
The Junior Subordinated Notes include both the March and October Junior Subordinated Notes (Note 11). The estimated fair values of the Junior Subordinated Notes were determined using a discounted cash flow model which utilizes significant unobservable inputs, including discount rates, yield and forward LIBOR curve assumptions.  This methodology is classified as Level 3 within the fair value hierarchy.

(2)
On November 2, 2015, the Company issued $40.0 million par value of Senior Notes which is carried at its outstanding principal balance net of debt issuance costs (Note 11). The estimated fair value of the Senior Notes approximates issuance price from November 2, 2015.

(3)
Pursuant to the adoption of ASU 2015-03 the carrying value has been adjusted to reflect the presentation of debt issuance costs as a direct deduction from the related liability for all periods presented in accordance with amended guidance on simplifying the presentation of such costs.

The carrying value of all of the following approximate the fair value of the financial instruments and are considered Level 1 in the fair value hierarchy: cash and cash equivalents, restricted cash and cash equivalents, due from brokers, receivables and due to brokers. In addition, amounts in the Consolidated Entities related to due from brokers, restricted cash and cash equivalents, receivables and due to brokers also approximate the fair value of the instruments and are all considered Level 1 in the fair value hierarchy.

Investments of the Consolidated Entities are diversified over multiple industries. In addition, applicable agreements governing CLOs and warehouses outline industry concentration limits. Management does not believe the Company has any significant concentration risks.